Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
Depreciation for the period	-	(1,597,424)	(1,597,424)
Balance, June 30, 2019	61,279,976	(14,051,272)	47,228,704